Finance income and cost (Tables)	12 Months Ended
Dec. 31, 2020
Finance income and cost
Schedule of finance income

	2020		2019		2018
Interest on cash and equivalents	Ps.	93,122	Ps.	201,191	Ps.	152,437
Interest on asset backed trust notes		6,342		6,525		—
Interest on recovery of guarantee deposits		2,047		83		166
	Ps.	101,511	Ps.	207,799	Ps.	152,603

Schedule of finance cost

	2020		2019		2018
Interest expense on lease liabilities and aircraft and engine lease return obligation	Ps.	2,350,250	Ps.	2,128,162	Ps.	1,755,978
Financial instruments loss		448,559		—		—
Interest on asset backed trust notes		116,240		80,314		—
Cost of letter credit notes		73,141		49,856		57,277
Bank fees and others		3,707		3,607		6,141
Interest on debts and borrowings*		16,368		1,660		56,916
Other finance costs		10,219		6,230		—
	Ps.	3,018,484	Ps.	2,269,829	Ps.	1,876,312

Schedule of capitalized interest

	2020		2019		2018
Interest on debts and borrowings	Ps.	400,406	Ps.	457,973	Ps.	414,836
Capitalized interest (Note 12)		(384,038)		(456,313)		(357,920)
Net interest on debts and borrowing in the consolidated statements of operations	Ps.	16,368	Ps.	1,660	Ps.	56,916